Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 Class A Ordinary Shares USD ($)	Dec. 31, 2012 Class A Ordinary Shares	Dec. 31, 2013 Class B Ordinary Shares USD ($)	Dec. 31, 2012 Class B Ordinary Shares	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary USD ($)		Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary CNY		Dec. 31, 2012 Variable Interest Entity, Primary Beneficiary CNY
Accounts receivable, allowance for doubtful accounts					$ 90		547		341
Short-term bank and other borrowings of the Consolidated VIE without recourse to the primary beneficiaries.					28,697		173,726		176,961
Accounts payable of the Consolidated VIE without recourse to the primary beneficiaries					30,788		186,381		108,860
Accrued expenses and other payables of the Consolidated VIE without recourse to the primary beneficiaries					32,347		195,817		124,886
Advance from customers of the Consolidated VIE without recourse to the primary beneficiaries.					5,468		33,104		22,976
Income tax payables of the Consolidated VIE without recourse to the primary beneficiaries.					1,888		11,427		23,503
Amount due to related parties of the Consolidated VIE without recourse to the primary beneficiaries.					7,888	[1]	47,754	[1]	54,870	[1]
Current portion of long term bank and other borrowings of the Consolidated VIE without recourse to the primary beneficiaries.					0		0		0
Current portion of capital lease obligations of the Consolidated VIE without recourse to the primary beneficiaries.					2,412		14,600		36,719
Current portion of deferred tax liabilities of the consolidated VIE without recourse to the primary beneficiaries.					515		3,115		0
Non-current portion of amount due to related parties of the Consolidated VIE without recourse to the beneficiaries.					0		0		43,992
Long-term bank and other borrowings of the Consolidated VIE without recourse to the primary beneficiaries.					148,669		900,000		0
Bonds payable Consolidated VIE without recourse to the primary beneficiaries.					0				0
Non-current portion of capital lease obligations of the Consolidated VIE without recourse to the primary beneficiaries.					55,689		337,122		52,352
Unrecognized tax benefits of the Consolidated VIE without recourse to the primary beneficiaries.					3,066		18,559		12,340
Deferred tax liabilities of the Consolidated VIE without recourse to the primary beneficiaries.					12,293		74,417		41,712
Deferred government grants of the Consolidated VIE without recourse to the primary beneficiaries.					2,981		18,046		18,793
Mandatorily redeemable noncontrolling interests of the Consolidated VIEs without recourse to the primary beneficiaries					$ 16,519		100,000		0
Ordinary shares, par value (in dollars per share)	$ 0.00001		$ 0.00001
Ordinary shares, shares authorized (in shares)	470,000,000	470,000,000	300,000,000	300,000,000
Ordinary shares, shares issued (in shares)	344,745,991	282,959,863	53,480,544	64,038,642
Ordinary shares, shares outstanding (in shares)	344,745,991	282,959,863	53,480,544	64,038,642

[1]	Information with respect to related parties is discussed in Note 22.